INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 645,797	€ 440,456
Intangible assets, ending balance	837,938	645,797	€ 440,456
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,150,072	1,811,219
Additions	353,458	337,542
Reclassification	0	0
Translation differences and other movements	(1,367)	1,311
Intangible assets, ending balance	2,502,163	2,150,072	1,811,219
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,504,275	1,370,763
Amortization	160,464	132,364	117,122
Translation differences and other movements	(514)	1,148
Intangible assets, ending balance	1,664,225	1,504,275	1,370,763
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	393,484	234,158
Intangible assets, ending balance	532,712	393,484	234,158
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,324,040	1,081,287
Additions	243,040	242,753
Reclassification	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	1,567,080	1,324,040	1,081,287
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	930,556	847,129
Amortization	103,812	83,427
Translation differences and other movements	0	0
Intangible assets, ending balance	1,034,368	930,556	847,129
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	216,958	173,613
Intangible assets, ending balance	268,060	216,958	173,613
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	592,070	516,961
Additions	86,919	75,109
Reclassification	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	678,989	592,070	516,961
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	375,112	343,348
Amortization	35,817	31,764
Translation differences and other movements	0	0
Intangible assets, ending balance	410,929	375,112	343,348
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	25,698	26,080
Intangible assets, ending balance	31,190	25,698	26,080
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	183,614	167,886
Additions	17,606	14,052
Reclassification	6,950	508
Translation differences and other movements	(679)	1,168
Intangible assets, ending balance	207,491	183,614	167,886
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	157,916	141,806
Amortization	18,677	14,914
Translation differences and other movements	(292)	1,196
Intangible assets, ending balance	176,301	157,916	141,806
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	9,657	6,605
Intangible assets, ending balance	5,976	9,657	6,605
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	50,348	45,085
Additions	5,893	5,628
Reclassification	(6,950)	(508)
Translation differences and other movements	(688)	143
Intangible assets, ending balance	48,603	50,348	45,085
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	40,691	38,480
Amortization	2,158	2,259
Translation differences and other movements	(222)	(48)
Intangible assets, ending balance	€ 42,627	€ 40,691	€ 38,480